Stock-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-based compensation
Stock-based compensation
10.	Stock-based compensation

In 2007, the Company adopted the 2007 Equity Incentive Plan (2007 Plan), as amended, which allowed for the granting of incentive stock options (ISOs) and non-statutory stock options (NSOs) to the employees, members of the Company’s board of directors, and consultants of the Company.

In 2017, the 2007 Plan expired pursuant to its terms and the Company adopted the 2017 Equity Incentive Plan (2017 Plan) which allowed for the granting of ISOs and NSOs as well as stock appreciation rights, restricted stock awards, restricted stock units and other stock awards to employees, members of the Company’s board of directors and consultants. ISOs could be granted only to Company’s employees, including officers and directors who are also employees. NSOs could be granted to employees, directors and consultants.

In 2023, the 2023 Stock Option and Incentive Plan (2023 Plan), was adopted by the board of directors, approved by the Company’s stockholders on July 4, 2023, and became effective on July 13, 2023. The 2023 Plan replaced the 2017 Plan. The 2023 Plan permits the granting of both incentive stock options to purchase Series A common stock under Section 422 of the Code and non-qualified stock options. On July 18, 2023, each share of the Company’s common stock issued and outstanding became reclassified as one share of Series A common stock, therefore, options prior to the IPO were to purchase common stock, and after the IPO are to purchase Series A common stock. The number of shares initially reserved for issuance under the 2023 Plan was 2,585,968, which will automatically increase on January 1, 2024 and each January 1 thereafter, by (i) 4% of the outstanding number of shares of our Series A common stock on the immediately preceding December 31 or (ii) a lesser number of shares as determined by the compensation committee of the board of directors. As of September 30, 2023, 2,585,968 shares are available for future grant under the 2023 Plan.

Options under the 2023 Plan can be granted for periods of up to ten years and at prices no less than 100% of the estimated fair value of the shares on the date of grant as determined by the Company’s board of directors, provided, however, that an ISO granted to a 10% stockholder does not have an exercise price that is less than 110% of the estimated fair value of the shares on the date of grant and shall not have a contractual term longer than five years.

The following table summarizes stock option transactions (in thousands, except share and per share data):

			Weighted-
	Number of		Average
	Shares	Weighted-	Remaining
	Underlying	Average	Contractual	Aggregate
	Outstanding	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Outstanding, January 1, 2023	3,190,450	$7.10	8.1	$3,998
Options granted	585,919	$13.51
Options exercised	(7,614)	0.79
Options cancelled	(498)	4.77
Options expired	(1,752)	0.79
Outstanding, September 30, 2023	3,766,505	$8.11	7.69	$17,737
Shares vested and exercisable as of September 30, 2023	1,784,725	$6.98	6.34	$10,206

The aggregate intrinsic value is calculated as the difference between the option exercise price and the estimated fair value of the underlying common stock.

Time-based options

The Company may award time-based options which vest and become exercisable, subject to the participant’s continued employment or service through the applicable vesting date. Options granted have various vesting schedules including some that vest immediately and some that vest over four years.

The following table summarizes time-based stock option activity:

	Number of
	Shares
	Underlying	Weighted-
	Outstanding	Average
	Options	Exercise Price
Outstanding, January 1, 2023	2,570,708	$7.56
Options granted	585,919	13.51
Options exercised	(7,614)	0.79
Options cancelled	(498)	4.77
Options expired	(1,752)	0.79
Outstanding, September 30, 2023	3,146,763	$8.69
Shares vested and exercisable as of September 30, 2023	1,186,212	$14.42

The total fair value of the time-based shares vested during the nine months ended September 30, 2023 was $1.8 million. As of September 30, 2023, there was $12.0 million of total unrecognized compensation cost related to the awards. The cost is being recognized over a remaining weighted-average period of 2.4 years.

Performance-based options

The Company may award grants of performance-based options to eligible individuals. Performance-based options vest based on performance measures against predetermined objectives that could include successful completion of qualified equity offerings or announced topline results for clinical trials and positive clinical results over a specified performance period.

The total number of Series A common stock shares underlying outstanding options was 619,742 with a weighted-average exercise price of $6.38 as of December 31, 2022 and September 30, 2023, respectively. There were 598,513 shares vested and exercisable as of September 30, 2023.

The total fair value of the performance-based shares vested during the nine months ended September 30, 2023 was $11.1 thousand.

As of the nine months ended September 30, 2023, there was $28.2 thousand of unrecognized compensation cost related to the awards.

The cost is being recognized over a remaining weighted-average period of less than one year.

The Company has recorded aggregate stock-based compensation expense related to the issuance of stock option awards to employees and non-employees in the unaudited condensed statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
General and administrative expense	$1,649	$220	$3,103	$663
Research and development expense	206	169	576	496
Total stock-based compensation expense	$1,855	$389	$3,679	$1,159

The expected term of the stock options represents the average of the contractual term of the options and the weighted-average expected vesting period. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected volatility rate was based on the historical volatilities of comparable companies in the Company’s industry. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model using the following assumptions:

	Nine Months Ended		Nine Months Ended
	September 30, 2023		September 30, 2022
Expected volatility	89 - 91%		88 - 90%
Risk-free interest rate	3.6%		2.3 – 3.0%
Dividend yield	—		—
Expected term	5.0 – 7.0	years	5.4 – 7.0	years

Employee stock purchase plan

The 2023 Employee Stock Purchase Plan (the ESPP), was adopted by the board of directors on June 22, 2023, approved by the Company’s stockholders on July 4, 2023 and became effective on July 13, 2023. A total of 215,497 shares of Series A common stock were initially reserved for issuance under this plan, which will automatically increase on January 1, 2024 and each January 1 thereafter through January 1, 2033, by the least of (i) 215,497 shares of Series A common stock, (ii) 1% of the outstanding number of shares of the Company’s Series A common stock on the immediately preceding December 31 or (iii) such lesser number of shares of Series A common stock as determined by the administrator of the ESPP. During the nine months ended September 30, 2023, no shares of Series A common stock were issued under the 2023 ESPP.

10.Stock-based compensation

In 2007, the Company adopted the 2007 Equity Incentive Plan, as amended, which allowed for the granting of incentive stock options (ISOs) and non-statutory stock options (NSOs) to the employees, members of the Company’s board of directors, and consultants of the Company.

In 2017, the 2007 Equity Incentive Plan expired pursuant to its terms and the Company adopted the 2017 Equity Incentive Plan (2017 Plan) which allows for the granting of ISOs and NSOs as well as stock appreciation rights, restricted stock awards, restricted stock units and other stock awards to employees, members of the Company’s board of directors and consultants. ISOs may be granted only to Company’s employees, including officers and directors who are also employees. NSOs may be granted to employees, directors and consultants. As of December 31, 2022 and 2021, 181,191 and 810,604 shares are available for future grant under the 2017 Plan, respectively.

Options under the 2017 Plan may be granted for periods of up to ten years and at prices no less than 100% of the estimated fair value of the shares on the date of grant as determined by the Company’s board of directors, provided, however, that an ISO granted to a 10% stockholder shall not have an exercise price that is less than 110% of the estimated fair value of the shares on the date of grant and shall not have a contractual term longer than five years.

The following table summarizes stock option transactions for the year ended December 31, 2022 (in thousands, except share and per share data):

			Weighted-
			Average
	Number of Shares	Weighted-	Remaining
	Underlying	Average	Contractual	Aggregate
	Outstanding	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Outstanding, January 1, 2022	2,138,110	$7.15	8.1	$4,670
Options granted	1,080,304	$7.15
Options exercised	(1,627)	$7.24
Options cancelled	(887)	$31.46
Options expired	(25,450)	$12.75
Outstanding, December 31, 2022	3,190,450	$7.10	8.1	3,998
Shares vested and exercisable as of December 31, 2022	1,510,555	$7.15	6.8	2,303

The aggregate intrinsic value is calculated as the difference between the option exercise price and the estimated fair value of the underlying common stock.

Time-based options

The Company may award time-based options which vest and become exercisable, subject to the participant’s continued employment or service through the applicable vesting date. Options granted have various vesting schedules including some that vest immediately and some that vest over four years.

The following table summarizes time-based stock option activity for the year ended December 31, 2022:

	Number of	Weighted-
	Shares Underlying	Average
	Outstanding	Exercise
	Options	Price
Outstanding, January 1, 2022	1,537,241	$7.95
Options granted	1,061,431	$7.15
Options exercised	(1,627)	$7.24
Options cancelled	(887)	$31.46
Options expired	(25,450)	$12.75
Outstanding, December 31, 2022	2,570,708	$7.56
Vested, December 31, 2022	1,459,480

Subsequent to the issuance of the financial statements for the year ended December 31, 2021, the Company identified and corrected an immaterial error related to the total number of shares of outstanding time-based option awards disclosed. Management evaluated the correction on a quantitative and qualitative basis and has determined that it is immaterial to the financial statements as of and for the year ended December 31, 2021.

The weighted-average grant date fair value of time-based options granted during the year ended December 31, 2022 was $6.36 per share. The total fair value of the time-based shares vested during the year ended December 31, 2022 was $1.8 million. As of December 31, 2022, there was $9.1 million of total unrecognized compensation cost related to the awards. The cost is being recognized over a remaining weighted-average period of 3.2 years.

Performance-based options

The Company may award grants of performance-based options to eligible individuals. Performance-based options vest based on performance measures against predetermined objectives that could include successful completion of qualified equity offerings or announced topline results for clinical trials and positive clinical results over a specified performance period.

The following table summarizes performance-based stock option activity for the year ended December 31, 2022:

	Number of	Weighted-
	Shares Underlying	Average
	Outstanding	Exercise
	Options	Price
Outstanding, January 1, 2022	600,869	$6.36
Options Granted	18,873	$7.15
Options Exercised	—	—
Outstanding, December 31, 2022	619,742	$6.38
Vested, December 31, 2022	51,075

The weighted-average grant date fair value of performance-based options granted during the year ended December 31, 2022 was $7.15 per share. The total fair value of the performance-based shares vested during the year ended December 31, 2022 was $82 thousand. As of the year ended December 31, 2022, there was no unrecognized compensation cost related to the awards because it was improbable that the performance conditions would be met. The cost is being recognized over a remaining weighted-average period of less than one year.

The Company has recorded aggregate stock-based compensation expense related to the issuance of stock option awards to employees and non-employees in the statements of operations and comprehensive loss as follows for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
General and administrative	$1,204	$1,325
Research and development	676	579
Total stock-based compensation	$1,880	$1,904

The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the years ended December 31, 2022 and 2021.

Year Ended
December 31,
2022
Expected volatility	88 – 90%
Risk-free interest rate	3.0 – 4.2
Dividend yield	—
Expected term	5.4 – 7.0 years

Year Ended
December 31,
2021
Expected volatility	89 – 94%
Risk-free interest rate	0.4 – 1.3
Dividend yield	—
Expected term	5.0 – 6.1 years

The expected term of the stock options represents the average of the contractual term of the options and the weighted-average expected vesting period. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected volatility rate was based on the historical volatilities of comparable companies in the Company’s industry. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.